CONSOLIDATED STATEMENTS OF NONCONTROLLING INTEREST, REDEEMABLE CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' DEFICIT - USD ($) $ in Thousands	Common stock	Additional Paid-in Capital Cumulative effect, period of adoption, adjusted balance	Additional Paid-in Capital	Accumulated Other Comprehensive Income	Accumulated Deficit Cumulative effect, period of adoption, adjusted balance	Accumulated Deficit	Noncontrolling Interest	Series A-1	Series A-2	Series A-3	Series A-4	Series A-5	Series Growth	Series 2 Growth	Series 3 Growth	Total
Balance at beginning (in shares) at Dec. 31, 2018								1,636,971	1,161,254	1,492,685	1,439,352	1,977,114	2,538,274	1,570,909
Balance at beginning at Dec. 31, 2018								$ 6,176	$ 3,033	$ 4,463	$ 2,466	$ 27,719	$ 35,587	$ 22,024
Issuance of redeemable convertible preferred stock, and extinguishment of tranche rights liability														12,807	$ 50,017
Accretion of senior preferred stock to redemption value			$ (10,400)									$ 3,183	$ 4,087	$ 4,461	$ (1,331)	$ (10,400)
Balance at ending (in shares) at Dec. 31, 2019								1,636,971	1,161,254	1,492,685	1,439,352	1,977,114	2,538,274	2,370,803	2,973,270
Balance at ending at Dec. 31, 2019								$ 6,176	$ 3,033	$ 4,463	$ 2,466	$ 24,536	$ 31,500	$ 30,370	$ 51,348
Balance at beginning (in shares) at Dec. 31, 2018	2,115,840
Balance at beginning at Dec. 31, 2018	$ 1		11,045			$ (122,459)										(111,413)
Stock based compensation expense			4,803													4,803
Net loss						(22,964)										(22,964)
Foreign currency translation gain				$ 111												111
Balance at ending (in shares) at Dec. 31, 2019	2,144,651
Balance at ending at Dec. 31, 2019	$ 1		26,248	111		(145,423)										(119,063)
Issuance of redeemable convertible preferred stock, and extinguishment of tranche rights liability (in shares)														799,894,000	2,973,270
Issuance of redeemable convertible preferred stock, and extinguishment of tranche rights liability															$ 48,125
Accretion of senior preferred stock to redemption value			(6,568)									$ 109	$ 698		$ 5,761	(6,568)
Balance at ending (in shares) at Sep. 30, 2020								1,636,971	1,161,254	1,492,685	1,439,352	1,977,114	2,538,274	2,370,803	5,818,895
Balance at ending at Sep. 30, 2020							$ 11,788	$ 6,176	$ 3,033	$ 4,463	$ 2,466	$ 24,645	$ 32,198	$ 30,370	$ 105,234
Stock based compensation expense			3,427													3,427
Net loss						(11,965)										(11,965)
Foreign currency translation gain				350			(28)									350
Noncontrolling interest, net of issuance costs of $406							11,349
Exercise of share-based awards (in shares)	10,839
Exercise of share-based awards			12													12
Accretion of noncontrolling interest put option to redemption value						(467)	467									(467)
Balance at ending (in shares) at Sep. 30, 2020	2,155,490
Balance at ending at Sep. 30, 2020	$ 1	$ (111)	23,008	461	$ 111	(157,744)										(134,274)
Balance at beginning (in shares) at Dec. 31, 2019								1,636,971	1,161,254	1,492,685	1,439,352	1,977,114	2,538,274	2,370,803	2,973,270
Balance at beginning at Dec. 31, 2019								$ 6,176	$ 3,033	$ 4,463	$ 2,466	$ 24,536	$ 31,500	$ 30,370	$ 51,348
Issuance of redeemable convertible preferred stock, and extinguishment of tranche rights liability															48,125
Accretion of senior preferred stock to redemption value			11,372									$ (455)	$ (1,263)	$ (314)	$ (9,340)	11,372
Balance at ending (in shares) at Dec. 31, 2020								1,636,971	1,161,254	1,492,685	1,450,529	1,977,114	2,538,274	2,370,803	5,818,895
Balance at ending at Dec. 31, 2020							12,429	$ 6,176	$ 3,033	$ 4,463	$ 2,602	$ 24,991	$ 32,763	$ 30,684	$ 108,813
Balance at beginning (in shares) at Dec. 31, 2019	2,144,651
Balance at beginning at Dec. 31, 2019	$ 1		26,248	111		(145,423)										(119,063)
Exercise/Issuance of warrants			4,322								$ 136					4,322
Stock based compensation expense			$ 4,808													4,808
Net loss						(25,905)										(25,905)
Foreign currency translation gain				828			513									$ 828
Noncontrolling interest, net of issuance costs of $406							11,349
Exercise of share-based awards (in shares)	10,839		12,000													12,000
Accretion of noncontrolling interest put option to redemption value						567	(567)									$ 567
Unrealized loss on marketable securities				(1)												(1)
Balance at ending (in shares) at Dec. 31, 2020	2,155,490
Balance at ending at Dec. 31, 2020	$ 1	(111)	$ 23,907	938	111	(171,784)										(146,938)
Balance at ending (in shares) at Sep. 30, 2020								1,636,971	1,161,254	1,492,685	1,439,352	1,977,114	2,538,274	2,370,803	5,818,895
Balance at ending at Sep. 30, 2020							11,788	$ 6,176	$ 3,033	$ 4,463	$ 2,466	$ 24,645	$ 32,198	$ 30,370	$ 105,234
Balance at ending (in shares) at Sep. 30, 2020	2,155,490
Balance at ending at Sep. 30, 2020	$ 1	(111)	23,008	461	111	(157,744)										(134,274)
Balance at ending (in shares) at Dec. 31, 2020								1,636,971	1,161,254	1,492,685	1,450,529	1,977,114	2,538,274	2,370,803	5,818,895
Balance at ending at Dec. 31, 2020							12,429	$ 6,176	$ 3,033	$ 4,463	$ 2,602	$ 24,991	$ 32,763	$ 30,684	$ 108,813
Balance at ending (in shares) at Dec. 31, 2020	2,155,490
Balance at ending at Dec. 31, 2020	$ 1	(111)	23,907	938	111	(171,784)										(146,938)
Balance at ending (in shares) at Sep. 30, 2020								1,636,971	1,161,254	1,492,685	1,439,352	1,977,114	2,538,274	2,370,803	5,818,895
Balance at ending at Sep. 30, 2020							11,788	$ 6,176	$ 3,033	$ 4,463	$ 2,466	$ 24,645	$ 32,198	$ 30,370	$ 105,234
Balance at ending (in shares) at Sep. 30, 2020	2,155,490
Balance at ending at Sep. 30, 2020	$ 1	(111)	23,008	461	111	(157,744)										(134,274)
Issuance of redeemable convertible preferred stock, and extinguishment of tranche rights liability (in shares)															2,845,625
Balance at ending (in shares) at Dec. 31, 2020								1,636,971	1,161,254	1,492,685	1,450,529	1,977,114	2,538,274	2,370,803	5,818,895
Balance at ending at Dec. 31, 2020							12,429	$ 6,176	$ 3,033	$ 4,463	$ 2,602	$ 24,991	$ 32,763	$ 30,684	$ 108,813
Balance at ending (in shares) at Dec. 31, 2020	2,155,490
Balance at ending at Dec. 31, 2020	$ 1	(111)	23,907	938	111	(171,784)										(146,938)
Issuance of redeemable convertible preferred stock, and extinguishment of tranche rights liability (in shares)															2,845,625
Balance at beginning (in shares) at Dec. 31, 2020								1,636,971	1,161,254	1,492,685	1,450,529	1,977,114	2,538,274	2,370,803	5,818,895
Balance at beginning at Dec. 31, 2020							12,429	$ 6,176	$ 3,033	$ 4,463	$ 2,602	$ 24,991	$ 32,763	$ 30,684	$ 108,813
Accretion of senior preferred stock to redemption value			(139,237)									$ 24,160	$ 30,618	$ 28,539	$ 55,920	(139,237)
Exercise of warrants (in shares)								52,222		238,189
Exercise of warrants								$ 937		$ 2,997
Balance at ending (in shares) at Sep. 30, 2021								1,689,193	1,161,254	1,730,874	1,450,529	1,977,114	2,538,274	2,370,803	5,818,895
Balance at ending at Sep. 30, 2021							12,021	$ 7,113	$ 3,033	$ 7,460	$ 2,602	$ 49,151	$ 63,381	$ 59,223	$ 164,733
Balance at beginning (in shares) at Dec. 31, 2020	2,155,490
Balance at beginning at Dec. 31, 2020	$ 1	$ (111)	23,907	938	$ 111	(171,784)										(146,938)
Stock based compensation expense			4,180													4,180
Net loss						(74,055)										(74,055)
Foreign currency translation gain				(566)			(693)									(566)
Exercise of share-based awards (in shares)	10,840
Exercise of share-based awards			9													9
Accretion of noncontrolling interest put option to redemption value						(285)	285									(285)
Balance at ending (in shares) at Sep. 30, 2021	2,166,330
Balance at ending at Sep. 30, 2021	$ 1		(111,141)	372		(246,124)										(356,892)
Balance at ending (in shares) at Sep. 30, 2021								1,689,193	1,161,254	1,730,874	1,450,529	1,977,114	2,538,274	2,370,803	5,818,895
Balance at ending at Sep. 30, 2021							$ 12,021	$ 7,113	$ 3,033	$ 7,460	$ 2,602	$ 49,151	$ 63,381	$ 59,223	$ 164,733
Balance at ending (in shares) at Sep. 30, 2021	2,166,330
Balance at ending at Sep. 30, 2021	$ 1		$ (111,141)	$ 372		$ (246,124)										$ (356,892)